INCOME TAXES (Schedule of Income before Income Taxes) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income before income taxes	¥ 210,577	¥ 260,630	¥ 182,727
PRC [Member]
Income Taxes [Line Items]
Income before income taxes	212,227	272,745	200,789
Hong Kong [Member]
Income Taxes [Line Items]
Income before income taxes	(2,415)	(573)	(1,908)
Cayman Islands [Member]
Income Taxes [Line Items]
Income before income taxes	¥ 765	¥ (11,542)	¥ (16,154)